Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

10 Leases

The Company entered into operating leases for computer peripherals and office properties in Malaysia and Indonesia. The leases in Malaysia included an option to renew for a one year term. None of the renewal options have been included in the measurement of the leases.

The Company also entered into finance lease for computer peripherals.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10	Leases (Continued)

Right-of-use assets and lease liabilities, as of December 31, 2024 and 2023, are as follows:

	Financial Statement	December 31,
	Line Items	2024	2023
		US$	US$

Right-of-use assets:
Operating lease	Right-of-use assets	349,240	154,234
Total right-of-use assets		349,240	154,234

Lease liabilities:
Current liabilities
Operating lease	Current portion of lease liabilities	171,909	152,325
		171,909	152,325

Non-current liabilities
Operating lease	Other payables	156,647	-
		156,647	-

The components of lease costs are as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Operating lease costs	644,730	1,123,046
Short-term lease costs	82,596	141,889
Finance lease costs:
Depreciation	-	-
Interest on finance lease liabilities	-	-
Total lease costs	727,326	1,264,935

Other information related to leases is as follows:

December 31,
2024
US$

Weighted Average Remaining Lease Term
Operating lease	16.5
Weighted Average Discount Rate
Operating lease	8.6%

Cash flows related to leases are as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Cash flows from operating activities:
Payments for operating lease liabilities	213,708	199,447
Cash flows from financing activities:
Principal payments on finance lease obligation	-	-
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	388,020	7,350

Future minimum lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Operating lease
US$

For the year ending December 31,
2025	194,984
2026	162,487
357,471
Less: imputed interest	(28,915)
Total lease liabilities	328,556

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS